Equity-Based Compensation - Narrative (Details)		3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	48 Months Ended
	Sep. 02, 2021 shares	Mar. 31, 2022 USD ($) tranche plan $ / shares shares	Jun. 21, 2020 USD ($) plan note shares	Dec. 31, 2020 USD ($) tranche $ / shares shares	Dec. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2017 USD ($) member	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based compensation plans | plan		3	2		3
Common stock shares reserved (in shares) | shares	7,936,136	9,189,953	1,000,000		7,936,136
Principal amount		$ 76,287,000		$ 77,716,000	$ 77,551,000
Grant date fair value of options			$ 500,000
Service period	12 months
Number of promissory notes | note			3
Incremental cost resulting from plan modification			$ 2,200,000
Incentive units participation threshold (in dollars per share) | $ / shares		$ 1.00		$ 1.00
Number of tranches | tranche		3		3
Grant date fair value amount			$ 12,000
Percentage recognized		75.00%			75.00%
Remaining service period	3 months
Unrecognized compensation costs		$ 0			$ 2,400,000
Vesting period		3 years			3 years
Number of shares outstanding (in shares) | shares		1,546,400		0	1,546,400		133,661
Unrecognized compensation costs		$ 4,100,000			$ 4,600,000
Shares vested that are exercisable (in shares) | shares		0			0
Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of management members | member						3
Principal amount						$ 1,000,000
Promissory Notes | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective interest rate						1.85%
Promissory Notes | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective interest rate						1.91%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved (in shares) | shares	755,822	1,382,731			755,822
Annual increase period	10 years
Awards granted (in shares) | shares		0			0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years		3 years
Contractual term		10 years	10 years		10 years
Stock Options | First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Vesting percentage		33.30%	25.00%	33.30%
Stock Options | Second Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			36 months
Vesting percentage		33.30%	2.08%	33.30%
Stock Options | Third Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.40%		33.40%
Incentive Stock Options and Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value amount					$ 500,000
Fair value of accelerated equity-based awards					100,000
Number of shares outstanding (in shares) | shares				0
Related tax benefit				$ 21,000
Incentive Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding (in shares) | shares				0			1,028,784
Tax benefit of equity-based compensation			$ 200,000	$ 0	0
Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit of equity-based compensation			$ 1,000	$ 0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs		$ 17,800,000			$ 18,400,000
RSUs granted (in shares) | shares		0			1,734,600
RSUs granted (in dollars per share) | $ / shares		$ 0			$ 11.67
Weighted-average period		1 year 7 months 6 days			1 year 9 months 18 days
Units vested (in shares) | shares		0			0
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares) | shares		0			1,659,600
RSUs granted (in dollars per share) | $ / shares					$ 11.72
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
RSUs granted (in shares) | shares					75,000
RSUs granted (in dollars per share) | $ / shares					$ 10.50